SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial statements.

The balance sheet at December 31, 2017 has been derived from the audited consolidated financial statements of the Company at that date but does not include all the information and footnotes required by GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2017, included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission ("SEC") on March 8, 2018 (the "Annual Report"). The significant accounting policies applied in the Company’s audited 2017 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited interim consolidated financial statements, except for changes associated with the new revenue recognition standard for the six months ended June 30, 2018, as described in Note 2(f). Results for the six months ended June 30, 2018 are not necessarily indicative of results that may be expected for the year ending December 31, 2018.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars.

Estimates and assumptions
b.	Estimates and assumptions:

Preparation of financial statements requires the Company's management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Examples of estimates include: determining the nature and timing of satisfaction of performance obligations; determining the standalone selling price of performance obligations; the fair value of and/or potential impairment of goodwill and intangible assets; the benefit period for deferred commissions costs; and performance stock-based compensation target achievement probability. Actual results and outcomes may differ from management’s estimates and assumptions.

Principles of consolidation
c.	Principles of consolidation:

The unaudited interim consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

d.
Certain amounts in notes of prior year financial statements have been updated to conform to the current year's presentation. The change had no effect on previously reported statements of income, balance sheets or cash flows.

Fair Value Measurements
e.	Fair value measurements:

The Financial Accounting Standards Board (“FASB") issued Accounting Standards Codification ("ASC") No. 820, "Fair Value Measurements and Disclosures" ("ASC 820"), which defines fair value and establishes a framework for measuring fair value. According to ASC 820, fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1:	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2:
Inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs, including interest rate curves, foreign exchange rates and credit ratings.

Level 3:	Unobservable inputs that are supported by little or no market activities.

The Company measures foreign currency derivative contracts at fair value. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

There have been no transfers between fair value measurements levels during the six months ended June 30, 2018.

The carrying amounts of cash and cash equivalents, short-term deposits, trade receivables, trade payables, employees and payroll accruals, accrued expenses and other current liabilities approximate their fair values due to the short-term maturity of these instruments.

Revenue recognition
f.	Revenue recognition

The Company generates revenues primarily from license fees for the right to use its software products and from maintenance and support, consulting and training services. The Company licenses its products primarily through its direct sales force, indirectly through original equipment manufacturers ("OEMs"), distributors, resellers and value-added resellers ("VARs"). Software license revenue includes fees from the grant of perpetual and term-based licenses.

The Company accounts for revenue in accordance with Accounting Standards Update ("ASU") No. 2014-09, “Revenue from Contracts with Customers” ("ASC 606"), and determines revenue recognition through the following steps:

•	identification of the contract with a customer;

•	identification of the performance obligations in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligations in the contract; and

•	recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company recognizes revenue related to contracts with customers that meet the following criteria:

•	the contract contains reasonable evidence of approval and both parties' commitment to perform their respective obligations;

•	the contract includes identifiable rights to goods and services to be transferred and payment terms related to the transfer of those goods and services;

•	the contract has commercial substance; and

•	collection of substantially all of the consideration to which the Company is entitled under the contract is probable.

The Company’s contracts with customers generally contain multiple performance obligations, which may include software licenses, related maintenance and support services, and consulting and training services, all of which are generally capable of being distinct and accounted for as separate performance obligations. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Standalone selling prices of software licenses are typically estimated using the residual approach, since the software products are not sold on a standalone basis.

The Company generally recognizes revenue from software licenses when the software is delivered to the customer.

Maintenance and support agreements typically provide customers with rights to unspecified software product updates, if and when available. The Company considers this post contract support as a distinct performance obligation that is satisfied over time, and as such, recognizes revenue on a straight-line basis over the maintenance and support period.

Revenue from consulting and training services is generally distinct and, as such, is recognized as these services are performed.

Contract acquisition costs

The Company capitalizes incremental costs incurred in obtaining contracts with customers if the amortization period is greater than one year. These costs consist primarily of sales commissions expenses.  For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these contract costs as incurred. The capitalized costs are amortized proportionately with related revenues over the benefit period. Amortization expense is primarily included in sales and marketing expense in the consolidated statements of income.

Trade accounts receivable and contract balances

The Company collects payments from customers based upon contractual payment schedules. The Company classifies its right to consideration in exchange for deliverables as either a receivable or a contract asset. Receivables are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer. Contract assets are recorded when amounts related to the Company’s contractual right to consideration for completed performance objectives have not been invoiced. The Company presents the contract assets and receivables in trade receivable, net in its consolidated balance sheets. As of June 30, 2018, receivables and contract asset balances were $9,123 and $4,061, respectively.

Amounts collected in advance of services being provided are accounted for as contract liabilities, which are presented as deferred revenue in the consolidated balance sheets and are realized with the associated revenue recognized under the applicable contract. The Company's contract liabilities balance is primarily related to maintenance and support.

During the six months ended June 30, 2018, the Company recognized $8,517 that was included in the deferred revenues balance at January 1, 2018.

Remaining performance obligations

The aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of June 30, 2018 is $9,012. This amount consists of maintenance and support for contracts that have original expected durations of more than 12 months. The Company expects to recognize such amount as follows:

	Second half of 2018	2019	2020	2021	2022	2023	Total
Maintenance and services	$1,668	$3,342	$2,148	$934	$505	$415	$9,012

Impact of recently issued accounting standards not yet adopted
g.	Impact of recently issued accounting standards not yet adopted:

1.
In February 2016, the FASB issued ASU No. 2016-02 (Topic 842), "Leases", whereby lessees will be required to recognize, for all leases at the commencement date, a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis, and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.  In addition, disclosures will be required to enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The accounting standard update will be effective for the Company beginning in the first calendar quarter of 2019 on a modified retrospective basis. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

2.
In January 2017, the FASB issued ASU No. 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04”), which eliminates step two from the goodwill impairment test. Under ASU 2017-04, an entity should recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value up to the amount of goodwill allocated to that reporting unit. This standard will be effective for the Company in the first calendar quarter of 2020 on a prospective basis, and early adoption is permitted. The Company does not expect the standard to have a material impact on its consolidated financial statements.

3.
In June 2018, the FASB issued ASU No. 2018-07, "Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting" ("ASU 2018-07"), which was issued to simplify several aspects of the accounting for non-employee share-based payment transactions resulting from expanding the scope of the standard to include share-based payment transactions for acquiring goods and services from non-employees. The standard update specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The Company expects to adopt ASU 2018-07 in the third calendar quarter of 2018. The Company does not expect the standard to have a material impact on its consolidated financial statements.